UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2013
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Sequent Asset Management, LLC
Address:  952 Echo Lane, Suite 115
          Houston, TX 77024


13F File Number:  028-14075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Tim Hartzell
Title:  Chief Compliance Officer
Phone:  713-467-0008

Signature, Place and Date of Signing:

      Tim Hartzell, Houston, Texas,  April 26, 2013



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             47

Form 13F Information Table Value Total(X1000):   84678


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                        FORM 13F INFORMATION TABLE
                                                         Value   Shares/ Sh/ Put/ Invstmt Other   Voting Authority
Name of Issuer              Title of Class    CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
---------                    -------------- --------   -------  -------  --- ---- ------- -------------------------
Abbott Laboratories                   COM    002824100      1136   32174   SH                     32174
Abbvie Inc                            COM    00287y109      1218   29869   SH                     29869
Ann Inc                               COM    035623107       981   33802   SH                     33802
AT&T Inc                              COM    00206r102      1311   35735   SH                     35735
Automatic Data Processing Inc         COM    053015103      1188   18273   SH                     18273
Campbell Soup Co                      COM    134429109      1611   35508   SH                     35508
Caterpillar Inc                       COM    149123101       236    2716   SH                      2716
Coastal Energy Company USD            COM    g22404118       111    5865   SH                      5865
Collateral Delv To Wells Fargo        COM                      0 1367402   SH                   1367402
Exxon Mobil Corp                      COM    30231g102      2269   25182   SH                     25182
Google Inc Cl A                       COM    38259p508      1597    2011   SH                      2011
International Business Machine        COM    459200101      1249    5855   SH                      5855
Kinder Morgan Inc                     COM    49456b101        76    1973   SH                      1973
Kirby Corp                            COM    497266106       768   10000   SH                     10000
Lowes Cos Inc                         COM    548661107      1027   27091   SH                     27091
Schlumberger Ltd                      COM    806857108     28165  376086   SH                    376086
Southern Co                           COM    842587107      1080   23021   SH                     23021
Southwest Airlines Co                 COM    844741108       517   38388   SH                     38388
Southwestern Energy Co                COM    845467109       911   24440   SH                     24440
Stericycle Inc                        COM    858912108      1053    9920   SH                      9920
Sysco Corp                            COM    871829107       753   21406   SH                     21406
Wal-Mart Stores Inc                   COM    931142103      1865   24925   SH                     24925
Wells Fargo & Co                      COM    949746101      1470   39742   SH                     39742
WGL Holdings Inc                      COM    92924f106      1145   25961   SH                     25961
Zhongpin Inc                          COM    98952k107       645   50051   SH                     50051
Latam Airlines Group SA Sp ADR               51817r106       710   32655   SH                     32655
Tata Motors Ltd Sp ADR                       876568502       828   33928   SH                     33928
iShares Tr MSCI Growth Index                 464288885        18     287   SH                       287
iShares Tr Russell 1000 Growth               464287614       261    3653   SH                      3653
iShares Tr Russell 2000 Growth               464287648        29     270   SH                       270
iShares Tr Russell Mid Cap Gro               464287481        67     960   SH                       960
iShares Tr S&P 100 Index Fund                464287101      6439   91419   SH                     91419
Select Sector SPDR Tr SBI Fina               81369y605      1430   78542   SH                     78542
Select Sector SPDR Tr SBI Indu               81369y704       654   15649   SH                     15649
Select Sector SPDR Tr SBI Mate               81369y100      1061   27088   SH                     27088
Select Sector SPDR Tr SBI Tech               81369y803       132    4373   SH                      4373
Vanguard Emerg Mkt ETF                       922042858       202    4710   SH                      4710
DFA Inv Dimensions Group Inc I               233203736      2688  155929   SH                    155929
DFA Inv Dimensions Group Inc U               233203819       903   30302   SH                     30302
Fidelity Advisor New Insights                316071604      1839   73195   SH                     73195
Fidelity Spartan 500 Index Fun               315911701      9137  163621   SH                    163621
Harbor Fund Cap Apprec Inst                  411511504      1820   40029   SH                     40029
Copano Energy LLC                            217202100       105    2600   SH                      2600
Enterprise Products Partners L               293792107       397    6591   SH                      6591
Kinder Morgan Energy Partners                494550106       565    6292   SH                      6292
Healthcare Tr America Inc Cl A               42225p105       502   42762   SH                     42762
Rayonier Inc                                 754907103      2506   42001   SH                     42001